Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
EARNINGS (LOSS) PER COMMON SHARE

NOTE 23 – EARNINGS (LOSS) PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and unvested share-based payment awards according to dividends declared (or accumulated) and participation rights in undistributed earnings. The factors used in the earnings per share computation follow:

	2011	2010	2009
Basic
Net loss	$(5,425)	$(6,870)	$(9,891)
Less: Preferred dividends and accretion of discount on preferred stock	(425)	(410)	(407)
Less: Net loss allocated to unvested share-based payment awards	34	29	27

Net loss allocated to common stockholders	$(5,816)	$(7,251)	(10,271)

Weighted average common shares outstanding including unvested share-based payment awards	4,126,882	4,111,308	4,099,574
Less: Unvested share-based payment awards	(24,006)	(16,518)	(10,670)

Average shares	4,102,876	4,094,790	4,088,904

Basic loss per common share	$(1.42)	$(1.77)	$(2.51)

Diluted
Net loss allocated to common stockholders	$(5,816)	$(7,251)	$(10,271)

Weighted average common shares outstanding for basic loss per common share	4,102,876	4,094,790	4,088,904
Add: Dilutive effects of assumed exercises of stock options	—	—	—
Add: Dilutive effects of assumed exercises of stock warrant	—	—	—

Average shares and dilutive potential common shares	4,102,876	4,094,790	4,088,904

Diluted loss per common share	$(1.42)	$(1.77)	$(2.51)

The following potential average common shares were anti-dilutive and not considered in computing diluted loss per common share because the Company had a loss from continuing operations.

	2011	2010	2009
Stock options	216,480	269,776	310,361
Stock warrant	336,568	336,568	336,568